Interest expense (Tables)	12 Months Ended
Dec. 31, 2024
Interest expense and foreign exchange
Schedule of interest expense and foreign exchange

Years Ended December 31 (millions)	2024	2023	2022
Interest expense
Interest on long-term debt, excluding lease liabilities	$94	$104	$25
Interest on lease liabilities	31	24	14
Amortization of financing fees and other	3	3	2
Interest accretion on provisions	10	13	—
	$138	$144	$41